Income Tax Expense - Summary of Unrecognized Taxable Temporary Difference Associated with Investment and Interest (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (89,659,281)	$ (54,886,323)	$ (19,634,551)
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	(89,599,508)	(54,802,640)	(6,488,478)
Associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total			(13,062,391)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (59,773)	$ (83,682)	$ (83,682)